EMPLOYEE BENEFIT PLANS - Estimated Future Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Expected future service
2026	$ 1,316
2027	1,284
2028	1,362
2029	1,449
2030	1,456
Following five years	$ 7,099